PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
PREPAID EXPENSES
Schedule of prepaid expenses
	December 31, 2021	December 31, 2020
Insurance	$4,286	$3,370
Consulting services	-	111,860
Rent	8,267	-

Prepaid expenses	$12,553	$115,230